Debt (Details 4) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Senior PIK Notes [Member]	Dec. 31, 2010 Predecessor [Member] Senior PIK Notes [Member]	Jan. 25, 2011 Predecessor [Member] 2010 Term Loan [Member]	Dec. 31, 2010 Predecessor [Member] 2010 Term Loan [Member]	Dec. 31, 2010 Predecessor [Member] 2006 Credit Facility [Member]	Dec. 31, 2010 Predecessor [Member] Previously Outstanding Subordinated Notes [Member]	Jan. 25, 2011 Predecessor [Member] Other Debt [Member]	Dec. 31, 2010 Predecessor [Member] Other Debt [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2012 Successor [Member] Senior Notes [Member]	Dec. 31, 2011 Successor [Member] Senior Notes [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2011 Successor [Member] Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2012 Successor [Member] Other Debt [Member]	Dec. 31, 2011 Successor [Member] Other Debt [Member]
Summary of net interest expense
Interest expense			$ 2.4	$ 31.2	$ 1.9	$ 6.9	$ 3.7	$ 15.7	$ 0.1	$ 0.3			$ 16.5	$ 15.5	$ 34.5	$ 32.2			$ 1.0	$ 1.6
Amortization Debt issue costs				0.4	0.1	0.3	0.3						1.1	1.0	1.2	1.0	0.4	0.3
Original issue discounts	0.2	2.2									0.3	0.3
Total interest expense	4.7	61.0									55.0	51.9
Interest income		(0.2)									(0.2)	(0.2)
Interest expense, net	$ 4.7	$ 60.8									$ 54.8	$ 51.7